Income Taxes (Details 1) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Income Taxes
Non-capital losses	$ 3,818,755	$ 4,132,896
Exploration and evaluation assets	(5,567,776)	(5,567,778)
Net deferred tax liabilities	$ (1,749,021)	$ (1,434,882)